Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) (10Q) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 587	$ 613
Current portion of operating lease liabilities	191
Operating lease liabilities, net of current portion	406
Total operating lease liabilities	$ 597	$ 621
Weighted average remaining operating lease term	3 years 2 months 12 days
Operating leases weighted average discount rate	8.00%